Organization, Summary of Significant Accounting Policies and New Accounting Standards - Organization and Consolidation of VIEs (Details)	12 Months Ended
	Dec. 31, 2021 segment entity	Dec. 31, 2020 entity
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of reportable segments | segment	3
Number of consolidated VIEs | entity	13	15
VIE ownership interest threshold to determine significant interest	10.00%